Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Cash and cash equivalents	$ 69,862	$ 657,946	$ 225,277
Accounts receivable, net of allowances	970,303	426,818	690,575
Prepaid expenses	119,068	162,565	165,736
Prepaid equity financing cost	182,903	0
Software development costs	98,847	0
Deferred finance costs, net of accumulated amortization	20,868	1,877	0
Other current assets	74,789	11,627	38,897
Total current assets	1,536,640	1,260,833	1,120,485
Property and equipment, net	98,596	113,757	152,434
Intangible assets, net of accumulated amortization	9,000	18,000	108,091
Security deposits	5,178	9,048	21,038
Total assets	1,649,414	1,401,638	1,402,048
Current liabilities
Accounts payable	1,301,290	1,163,307	1,080,015
Accrued expenses	437,093	187,868	224,438
Deferred rent		0	10,830
Unearned revenue	1,185,254	1,140,140	1,132,794
Compound embedded derivative	0	11,817	0
Notes payable carried at fair value	1,163,555	0
Current portion of capital lease obligations	19,463	17,638	25,070
Current portion of notes payable	245,000	75,000	0
Total current liabilities	4,351,655	2,595,770	2,473,147
Capital lease obligations, less current portion	0	10,212	27,850
Notes payable, less current portion	0	106,355	0
Warrant liability	2,530	2,750	752,486
Total liabilities	4,354,185	2,715,087	3,253,483
Stockholders’ deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized; 7,275,981 and 6,186,997 issued and outstanding	728	619	97
Additional paid-in capital	21,875,223	21,489,354	16,279,252
Accumulated deficit	(24,580,722)	(22,803,422)	(18,130,784)
Total stockholders’ deficit	(2,704,771)	(1,313,449)	(1,851,435)
Total liabilities and stockholders’ deficit	1,649,414	1,401,638	1,402,048
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Series A convertible preferred stock; $.0001 par value; 240 shares authorized; 5 shares issued and outstanding	$ 0	$ 0	$ 0